U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1		Name and Address of Issuer:
		Principal National Life Insurance Company Variable Life Separate Account
		The Principal Financial Group
		Des Moines, IA 50392-2080

2		The name of each series or class of securities for which this Form is filed (If the Form is being filed
		for all series and classes of securities of the issues, check the box but do not list series or classes):

		X

3		Investment Company Act File Number:		811-22589
		Securities Act File Number:		333-175768, 333-233170, 333-232969

4	a	Last day of fiscal year for which this notice if filed:
		December 31, 2020

4	b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
		issuer's fiscal year). (See Instruction A.2)

		N/A

		Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	c	Check box if this is the last time the issuer will be filing this Form.

		N/A

5		Calculation of registration fee:
		(i)	Aggregate sale price of securities sold during the		333-175768	$82,047,450
			fiscal year in reliance on rule 24f-2:		333-233170	105,669,786
					333-232969	12,036,701
						199,753,937

		(ii)	Aggregate price of shares redeemed	333-175768	$52,989,808
			or repurchased during the fiscal year:	333-233170	59,980,007
				333-232969	6,148,142
					119,117,957

		(iii)	Aggregate price of shares redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees
			payable to the Commission:		0

		(iv)	Total available redemption credits
			[Add items 5(ii) and 5(iii)]:			119,117,957

		(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			80,635,980

	(vi)	Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]"	N/A

	(vii)	Multiplier for determining registration fee (See
		Instruction c.9):			0.0001091

	(viii)	Registration fee due [Multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			8,797.39

6	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7	Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
				+	0

8	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$8,797.39

9	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

03/12/2021

Method of Delivery:

	X	Wire Transfer
	N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 333-175768.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal National Life Insurance Company Variable Life Separate Account

	By	/s/ Clint Woods
Clint Woods
Secretary

	Date:	12th day of March, 2021